Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [Abstract]
Disclosure of financial assets and financial liabilities by currency
The Group’s financial assets and financial liabilities are denominated in the following currencies:

	HK$	US$	MOP	RMB	Other currencies	Total
	US$ in millions
At December 31, 2020
Financial assets
Amortized costs:
Trade and other receivables, net	$118	$4	$9	$—	$—	$131
Restricted cash and cash equivalents	—	—	16	—	—	16
Cash and cash equivalents	438	280	130	11	2	861
Deposits	1	—	1	—	—	2
	$557	$284	$156	$11	$2	$1,010

Financial liabilities
Amortized costs:
Trade and other payables	$513	$143	$505	$3	$1	$1,165
Borrowings	4	6,920	139	2	—	7,065
	$517	$7,063	$644	$5	$1	$8,230

At December 31, 2019
Financial assets
Amortized costs:
Trade and other receivables, net	$386	$52	$18	$—	$—	$456
Restricted cash and cash equivalents	—	—	15	—	—	15
Cash and cash equivalents	1,712	639	82	9	29	2,471
Deposits	2	—	1	—	—	3
	$2,100	$691	$116	$9	$29	$2,945

Fair value through profit or loss:
Derivative financial instruments	$—	$35	$—	$—	$—	$35

Financial liabilities
Amortized costs:
Trade and other payables	$832	$137	$475	$11	$4	$1,459
Borrowings	17	5,461	130	—	—	5,608
	$849	$5,598	$605	$11	$4	$7,067

Disclosure of maturity analysis for financial liabilities
The Group’s financial liabilities, based on the contractual undiscounted cash flows are as follows:

	Within the first year	In the second year	In the third to fifth year	Over the fifth year	Total
	US$ in millions
At December 31, 2020
Senior Notes principal	$—	$—	$3,600	$3,400	$7,000
Senior Notes interest	342	339	850	461	1,992
Lease liabilities	22	13	19	303	357
Trade and other payables	1,079	25	36	25	1,165
At December 31, 2019
Senior Notes principal	$—	$—	$1,800	$3,700	$5,500
Senior Notes interest	278	278	750	503	1,809
Lease liabilities	20	13	18	307	358
Trade and other payables	1,359	36	43	21	1,459

Disclosure of capital risk management

	December 31,
	2020	2019
	US$ in millions
Interest bearing borrowings, net of deferred financing costs	$6,920	$5,461
Less: cash and cash equivalents	(861)	(2,471)
restricted cash and cash equivalents	(16)	(15)
Net debt	6,043	2,975
Total equity	1,929	4,446
Total capital	$7,972	$7,421
Gearing ratio	75.8%	40.1%